Prepayments and Other Assets - Summary of Prepayments and Other Assets (Parenthetical) (Details) ¥ in Millions, $ in Millions	Nov. 28, 2025 USD ($)	Nov. 28, 2025 CNY (¥)	Nov. 24, 2025 USD ($)
Prepayments and Other Assets [Line Items]
Loan agreement with third party			$ 0.2
Interest rate			3.91%
X-Charge Technology
Prepayments and Other Assets [Line Items]
Loan agreement with third party	$ 0.6	¥ 4.3
Interest rate	3.50%	3.50%